Stock-Based Compensation - Schedule of Share-based Compensation by Exercise Price Range (Details) shares in Thousands	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Lower range of exercise price (in dollars per share)	$ 0.73
Upper range of exercise price (in dollars per share)	$ 35.26
Number outstanding (in shares) | shares	920
Weighted average remaining life	5 years 11 months 12 days